Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

	At December 31, 2017		Required for capital adequacy purposes effective				To be well-capitalized under prompt corrective action regulations
	Company	Bank	January 1, 2017		January 1, 2019		Bank
Leverage ratio	9.37%	9.03%	4.000%		4.00%		5.00%
CET1	10.81%	11.33%	5.750%	(1)	7.00%	(2)	6.50%
Tier I risk-based capital ratio	11.75%	11.33%	7.250%	(1)	8.50%	(2)	8.00%
Total risk-based capital ratio	12.87%	12.50%	9.250%	(1)	10.50%	(2)	10.00%

(1) Includes 1.25% capital conservation buffer.
(2) Includes 2.5% capital conservation buffer.

	At December 31, 2016		Required for capital adequacy purposes effective				To be well-capitalized under prompt corrective action regulations
	Company	Bank	January 1, 2016		January 1, 2019		Bank
Leverage ratio	9.73%	9.50%	4.000%		4.00%		5.00%
CET1	11.49%	12.23%	5.125%	(3)	7.00%	(4)	6.50%
Tier I risk-based capital ratio	12.58%	12.23%	6.625%	(3)	8.50%	(4)	8.00%
Total risk-based capital ratio	13.84%	13.48%	8.625%	(3)	10.50%	(4)	10.00%

(3) Includes 0.625% capital conservation buffer.
(4) Includes 2.5% capital conservation buffer..